Insurance (Guarantees Related to Universal and Variable Life Contracts) (Details) (Universal and Variable Life Contracts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Secondary Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	$ 16,875	$ 16,048
Net amount at risk	180,069	185,920
Average attained age of policyholders	56 years	55 years
Paid-Up Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	3,587	3,700
Net amount at risk	$ 20,344	$ 21,737
Average attained age of policyholders	61 years	60 years